RIGHTS PLAN	12 Months Ended
Mar. 31, 2016
Distribution Of Rights Issue [Abstract]
Rights Plan Disclosure [Text Block]
NOTE 29	-	RIGHTS PLAN

On November 15, 2013, our board of directors declared a dividend distribution of one right for each outstanding share of our common stock and one right for each share of Common Stock into which any of our outstanding Preferred Stock is convertible, to stockholders of record at the close of business on that date. Each Right entitles the registered holder to purchase from us one “Unit” consisting of one one-millionth (1/1,000,000) of a share of Series H Junior Participating preferred stock, par value $0.01 per share (the “H Preferred Stock”), at a purchase price of $2.10 per Unit, subject to adjustment, and may be redeemed prior to November 15, 2023, the expiration date, at $0.000001 per Right, unless earlier redeemed by the Company. The Rights generally are not transferable apart from the common stock and will not be exercisable unless and until a person or group acquires or commences a tender or exchange offer to acquire, beneficial ownership of 15% or more of our common stock. However, for Mr. Hakim, our Chief Executive Officer, the Rights Plan's the 15% threshold excludes shares beneficially owned by him as of November 15, 2013 and all shares issuable to him pursuant to his employment agreement and the Mikah Note. The description and terms of the Rights are set forth in a Rights Agreement (“Rights Agreement”) between the Company and American Stock Transfer & Trust Company, LLC, as Rights Agent.